Staff costs and average number of employees - Additional information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) EquityInstruments Options	Sep. 30, 2021 USD ($) Options	Sep. 30, 2020 USD ($) Options
Disclosure of transactions between related parties [line items]
Employee benefits capitalised within intangible assets	$ 4,920	$ 3,478	$ 1,534
Total remuneration for key management personnel	3,795	3,331	1,259
Total pension contributions of key management personnel	$ 89	$ 86	$ 119
Number of share options granted | Options		55,210	88,550
Total shares granted to key management personnel | EquityInstruments	2,758,039
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted | Options	0	15,000	32,500
Key management personnel | Restricted Stock Units
Disclosure of transactions between related parties [line items]
Total shares granted to key management personnel	554,605